Filed pursuant to Rule 497(e)

Registration Nos. 333-285633; 811-24061

LCO	LOGIQ Contrarian Opportunities ETF

listed on NYSE Arca, Inc.

June 5, 2026

Supplement to the Summary Prospectus dated December 16, 2025,

Statutory Prospectus, and

Statement of Additional Information (the “SAI”),

each dated December 8, 2025

Effective immediately, Ben McCaig, Portfolio Manager for Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, the Fund’s investment adviser, no longer serves as a portfolio manager to the Fund, and all references to Mr. McCaig in the Summary Prospectus, Prospectus and SAI are hereby deleted in their entirety.

Please retain this Supplement for future reference.